Yield, Inc. (Parent) Footnotes (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payments of Capital Distribution	[1]		$ 170	$ 76	$ 333
Pro-Rate Share of Debt Held by Unconsolidated Affiliates			589
NRG Yield, Inc. [Member] | NRG Yield LLC [Member]
Payments of Capital Distribution			$ 92	$ 69	$ 41
Agua Caliente Borrower 2 [Member]
Equity Method Investment, Ownership Percentage			16.00%
Subsequent Event [Member] | Agua Caliente [Member]
Equity Method Investment, Ownership Percentage		16.00%
Subsequent Event [Member] | March 2017 Drop Down Assets [Member]
Business Combination, Consideration Transferred		$ 130
Business Acquisition, Consideration Transferred, Working Capital		1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		328
Subsequent Event [Member] | Agua Caliente Borrower 2 [Member]
Pro-Rate Share of Debt Held by Unconsolidated Affiliates		$ 135

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.